Finance Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Finance Income and Expenses
Schedule of finance income and expenses

	6 Months Ended	6 Months Ended
	June 30, 2021	June 30, 2020
(DKK million)

Financial income:
Interest and other financial income	127	83
Foreign exchange rate gain, net	573	36

Total financial income	700	119

Financial expenses:
Interest and other financial expenses	(6)	(4)
Loss on marketable securities, net	(134)	(1)
Loss on other investments, net	(33)	—

Total financial expenses	(173)	(5)

Net financial items	527	114